Net Trading and Other Income - Additional Information (Detail) - GBP (£) £ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Fair value losses on embedded derivatives bifurcated from equity index-linked		£ 27	£ 50	£ 5
Gain on overall positions of equity derivatives		28	51	7
Gain on net fair value movements recognised on the equity index-linked deposits		1	1	2
Exchange rate differences recognised		(109)	(4,051)	477
Principally offset from cash flow hedge reserve		£ 94	£ 4,076	£ (305)
7.375% 20 Year Step-up Perpetual Callable Subordinated Notes [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of notes purchased	91.00%
Interest rate	7.375%	7.375%	7.375%
Maturity period	20 Year	2020	2020
Vocalink Holdings Limited [member]
Disclosure of detailed information about financial instruments [line items]
Gain on sale of shares		£ 48
Visa Europe Ltd [member]
Disclosure of detailed information about financial instruments [line items]
Gain on sale of shares			£ 119